Income Taxes - Income tax reconciliation (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes reconciliation
Income (loss) before income taxes			$ 24,422,000	$ 14,696,000	$ (38,923,000)
Income taxes reconciliation, amount
Income Tax Benefit Expense Before Effect Of Lower Foreign Tax Rate In UK			6,105,000	3,674,000	(9,731,000)
Amount of Effect Of Lower Foreign Tax Rate			(4,942,000)	(3,043,000)	5,136,000
Income tax benefit (expense)			$ (1,163,000)	$ (631,000)	$ 4,595,000
Income taxes reconciliation, percent
Income Tax Rate Before Effect Of Lower Foreign Tax Rate			25.00%	25.00%	25.00%
Effect Of Lower Foreign Tax Rate			(20.00%)	(22.00%)	(13.00%)
Income tax benefit (expense), Percent, Total			5.00%	5.00%	12.00%
Norway
Income taxes reconciliation, percent
Income Tax Rate Before Effect Of Lower Foreign Tax Rate			22.00%
United Kingdom
Income taxes reconciliation, amount
Income tax benefit (expense)			$ (51,458)	$ (37,000)
Income taxes reconciliation, percent
Income Tax Rate Before Effect Of Lower Foreign Tax Rate	19.00%	19.00%	25.00%	25.00%